Trade receivables (Details 3) $ in Millions	Dec. 31, 2025 ARS ($)
Five Percent Increase In Uncollectiibility Rate Estimate [Member]
IfrsStatementLineItems [Line Items]
Allowance	$ 26,292
Variation	1,252
Five Percent Decrease In Uncollectiibility Rate Estimate [Member]
IfrsStatementLineItems [Line Items]
Allowance	23,788
Variation	$ (1,252)